Schedule of Investments (unaudited)
August 31, 2025
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 0.8%
Tesla, Inc.(a)	151,136	$ 50,459,776
Broadline Retail — 3.1%
Amazon.com, Inc.(a)	420,679	96,335,491
MercadoLibre, Inc.(a)	45,842	113,363,140
		209,698,631
Capital Markets — 1.3%
CME Group, Inc., Class A	171,717	45,764,298
Futu Holdings Ltd., ADR	215,877	40,066,771
		85,831,069
Communications Equipment — 1.3%
Arista Networks, Inc.(a)	659,407	90,042,026
Consumer Finance — 0.2%
Klarna Group PLC (Acquired 09/15/20, cost $11,017,172)(a)(b)(c)	307,200	10,727,424
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(b)(c)	2,241	—
Electric Utilities — 0.5%
Constellation Energy Corp.	117,750	36,264,645
Electrical Equipment — 0.8%
Siemens Energy AG(a)	515,775	54,867,818
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	357,350	38,901,121
Flex Ltd.(a)	923,666	49,526,971
		88,428,092
Entertainment — 4.4%
Netflix, Inc.(a)	38,139	46,081,447
Nintendo Co. Ltd.	609,600	54,369,609
Spotify Technology SA(a)	168,770	115,080,888
Take-Two Interactive Software, Inc.(a)	318,326	74,255,906
		289,787,850
Financial Services — 1.7%
Mastercard, Inc., Class A	185,690	110,539,400
Hotels, Restaurants & Leisure — 0.7%
DoorDash, Inc., Class A(a)	198,795	48,754,474
Industrial Conglomerates — 0.9%
Hitachi Ltd.	2,160,400	58,208,586
Interactive Media & Services — 7.5%
Alphabet, Inc., Class A	675,780	143,880,320
Kuaishou Technology(a)(d)	2,973,700	29,146,251
Meta Platforms, Inc., Class A	439,571	324,711,097
		497,737,668
IT Services — 4.1%
Farmer’s Business Network, Inc.(a)(b)	194,200	205,852
Shopify, Inc., Class A(a)	505,877	71,470,303
Snowflake, Inc., Class A(a)	844,676	201,590,374
		273,266,529
Professional Services — 2.3%
RELX PLC	1,414,320	66,062,375
Thomson Reuters Corp.	472,531	83,922,551
		149,984,926
Semiconductors & Semiconductor Equipment — 31.6%
Advanced Micro Devices, Inc.(a)	499,177	81,181,155
Advantest Corp.	1,435,800	109,794,906
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	1,680,805	$ 499,854,599
Disco Corp.	128,300	35,103,598
Intel Corp.	1,150,805	28,022,102
Lam Research Corp.	879,540	88,085,931
Monolithic Power Systems, Inc.	104,511	87,346,113
NVIDIA Corp.	5,807,643	1,011,575,258
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	713,831	164,802,163
		2,105,765,825
Software — 25.7%
AppLovin Corp., Class A(a)	227,812	109,028,545
Autodesk, Inc.(a)	161,350	50,776,845
Cadence Design Systems, Inc.(a)	409,990	143,672,796
Crowdstrike Holdings, Inc., Class A(a)	203,694	86,305,148
Databricks, Inc. (Acquired 07/24/20, cost $5,122,891)(a)(b)(c)	319,983	45,549,580
Figma, Inc., Class A(a)(e)	138,804	9,755,145
Guidewire Software, Inc.(a)	248,059	53,833,764
Intuit, Inc.	104,403	69,636,801
Microsoft Corp.	1,102,639	558,696,155
Oracle Corp.	1,085,649	245,497,808
Palo Alto Networks, Inc.(a)	355,051	67,644,316
Rubrik, Inc., Class A(a)	494,289	44,189,437
Samsara, Inc., Class A(a)	720,934	26,054,555
SAP SE	269,781	73,433,415
ServiceNow, Inc.(a)	85,096	78,072,176
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(b)(c)	149,520	734,143
Xero Ltd.(a)	457,588	48,793,978
		1,711,674,607
Specialty Retail — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $1,414,399)(a)(b)(c)	304,000	106,613
Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	1,615,170	374,945,564
Samsung Electronics Co. Ltd.	804,017	40,168,526
		415,114,090
Wireless Telecommunication Services — 1.9%
SoftBank Group Corp.	1,159,800	124,544,078
Total Common Stocks — 96.3% (Cost: $3,094,675,641)		6,411,804,127
Preferred Securities
Preferred Stocks — 2.4%
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, cost $6,867,746)(a)(b)(c)	2,371	—
Interactive Media & Services — 0.4%
Bytedance Ltd., Series E-1, (Acquired 11/11/20, cost $10,748,384)(a)(b)(c)	94,889	22,857,811
Semiconductors & Semiconductor Equipment — 0.4%
PsiQuantum Corp., Series C, (Acquired 09/09/19, cost $2,698,454)(a)(b)(c)	581,814	21,626,026
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, cost $9,804,574)(a)(b)(c)	184,153	7,681,022
		29,307,048

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software — 1.6%
Anthropic PBC, Series F, (Acquired 08/18/25, cost $35,749,947)(a)(c)	253,604	$ 35,749,947
Databricks, Inc.
Series F, (Acquired 10/22/19, cost $3,700,005)(a)(b)(c)	258,450	36,790,358
Series G, (Acquired 02/01/21, cost $12,500,003)(a)(b)(c)	211,425	30,096,349
Unqork, Inc.
Series A, (Acquired 03/05/21, cost $194,941)(a)(b)(c)	7,120	37,238
Series B, (Acquired 03/05/21, cost $314,315)(a)(b)(c)	11,480	67,617
Series C, (Acquired 09/18/20, cost $8,323,340)(a)(b)(c)	304,000	2,359,040
Series Seed, (Acquired 03/05/21, cost $489,544)(a)(b)(c)	17,880	89,042
Series Seed A, (Acquired 03/05/21, cost $180,704)(a)(b)(c)	6,600	32,736
		105,222,327
Total Preferred Securities — 2.4% (Cost: $91,571,957)		157,387,186
Warrants(a)(b)
Software — 0.0%
Constellation Software, Inc., (Issued/Exercisable 08/22/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 0.00)	22,107	—
Total Warrants — 0.0% (Cost: $0)		—
Total Long-Term Investments — 98.7% (Cost: $3,186,247,598)		6,569,191,313
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	427,678	$ 427,892
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.16%(f)(g)	94,771,665	94,771,665
Total Short-Term Securities — 1.4% (Cost: $95,199,515)		95,199,557
Total Investments — 100.1% (Cost: $3,281,447,113)		6,664,390,870
Liabilities in Excess of Other Assets — (0.1)%		(9,389,488)
Net Assets — 100.0%		$ 6,655,001,382

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $214,504,946, representing 3.2% of its net assets as of period end, and an original cost of $116,647,830.

(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 8,833,200	$ —	$ (8,406,578)(a)	$ 1,228	$ 42	$ 427,892	427,678	$ 17,629 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	153,923,002	—	(59,151,337)(a)	—	—	94,771,665	94,771,665	611,766	—
				$ 1,228	$ 42	$ 95,199,557		$ 629,395	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Technology Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$ 50,459,776	$ —	$ —	$ 50,459,776
Broadline Retail	209,698,631	—	—	209,698,631
Capital Markets	85,831,069	—	—	85,831,069
Communications Equipment	90,042,026	—	—	90,042,026
Consumer Finance	—	—	10,727,424	10,727,424
Diversified Consumer Services	—	—	—	—
Electric Utilities	36,264,645	—	—	36,264,645
Electrical Equipment	—	54,867,818	—	54,867,818
Electronic Equipment, Instruments & Components	88,428,092	—	—	88,428,092
Entertainment	235,418,241	54,369,609	—	289,787,850
Financial Services	110,539,400	—	—	110,539,400
Hotels, Restaurants & Leisure	48,754,474	—	—	48,754,474
Industrial Conglomerates	—	58,208,586	—	58,208,586
Interactive Media & Services	468,591,417	29,146,251	—	497,737,668
IT Services	273,060,677	—	205,852	273,266,529
Professional Services	83,922,551	66,062,375	—	149,984,926
Semiconductors & Semiconductor Equipment	1,960,867,321	144,898,504	—	2,105,765,825
Software	1,543,163,491	122,227,393	46,283,723	1,711,674,607
Specialty Retail	—	—	106,613	106,613
Technology Hardware, Storage & Peripherals	374,945,564	40,168,526	—	415,114,090
Wireless Telecommunication Services	—	124,544,078	—	124,544,078
Preferred Securities	—	35,749,947	121,637,239	157,387,186
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	95,199,557	—	—	95,199,557
	$ 5,755,186,932	$ 730,243,087	$ 178,960,851	$ 6,664,390,870

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Technology Opportunities Fund
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Warrants	Total
Assets
Opening Balance, as of May 31, 2025	$44,662,809	$100,074,838	$— (b)	$144,737,647
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	12,660,803	21,562,401	—	34,223,204
Purchases	—	—	—	—
Sales	—	—	—	—
Closing Balance, as of August 31, 2025	$57,323,612	$121,637,239	$— (b)	$178,960,851
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2025(a)	$12,660,803	$21,562,401	$—	$34,223,204

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2025, is generally due to investments no longer held or categorized as Level 3 at period end.
(b)
Rounds to less than $1.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$57,323,613	Market	Revenue Multiple Volatility Time to Exit	1.30x - 25.00x 70% 3.0 years	20.44x — —
Preferred Stocks	121,637,239	Market	Revenue Multiple Volatility Time to Exit Market Adjustment Multiple	1.50x - 25.00x 70%-90% 3.0 - 4.0 years 1.10x	18.31x 75% 3.7 years —
	$178,960,851

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
Currency Abbreviation
CAD	Canadian Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt